The UBS Funds	Prospectus Supplement

The UBS Funds
UBS International Equity Fund

Prospectus Supplement

June 28, 2013

Dear Investor,

The purpose of this supplement is to update the Prospectus of the UBS International Equity Fund series (the “Fund”) of The UBS Funds dated October 29, 2012, as follows:

Effective June 30, 2013, Vincent Willyard will no longer serve as a portfolio manager for the Fund.  The remaining portfolio managers of the Fund, Nicholas Irish and Stephan Maikkula, will assume Mr. Willyard’s portfolio management responsibilities for the Fund.

Therefore, all references to Mr. Willyard in the Prospectus are hereby deleted in their entirety.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-629

The UBS Funds	SAI Supplement

The UBS Funds
UBS International Equity Fund

Supplement to the Statement of Additional Information

June 28, 2013

Dear Investor,

The purpose of this supplement is to update the Statement of Additional Information (“SAI”) of the UBS International Equity Fund series (the “Fund”) of The UBS Funds dated October 29, 2012, as follows:

Effective June 30, 2013, Vincent Willyard will no longer serve as a portfolio manager for the Fund.  The remaining portfolio managers of the Fund, Nicholas Irish and Stephan Maikkula, will assume Mr. Willyard’s portfolio management responsibilities for the Fund.

Therefore, all references to Mr. Willyard in the SAI are hereby deleted in their entirety.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-630